Financial Instruments - Summary of The Amounts Disclosed In The Table Are The Contractual Undiscounted Cash Flows (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year [Member]
Non-derivatives
Accounts payable	$ 29,537	$ 20,709
Loans and financing	2,087	2,392
Lease liabilities	1,105	1,493
Accounts payable from acquisition of subsidiaries	4,260	2,794
Other liabilities	133	353
Total non-derivatives	37,122	27,741
Derivatives
Net settled	133
Derivative financial liabilities, undiscounted cash flows	133
Between 1 and 2 years [Member]
Non-derivatives
Accounts payable	1,243
Loans and financing	1,253	2,327
Lease liabilities	1,471	1,489
Accounts payable from acquisition of subsidiaries	2,274	1,143
Other liabilities	190
Total non-derivatives	6,431	4,959
More than 2 years [Member]
Non-derivatives
Accounts payable	836
Loans and financing	0	949
Lease liabilities	3,665	3,171
Accounts payable from acquisition of subsidiaries		793
Total non-derivatives	$ 4,501	$ 4,913